BASIS OF PRESENTATION (Policies)	6 Months Ended
Jun. 30, 2021
Basis Of Presentation
Basis of consolidation

Basis of consolidation

The interim condensed consolidated financial statements for the six months ended June 30, 2021 have been prepared in accordance with International Accounting Standard ("IAS") 34 Interim Financial Reporting.

The interim condensed consolidated financial statements do not include all the information and footnotes required by International Financial Reporting Standards ("IFRS") for complete financial statements, and should be read in conjunction with the consolidated financial statements and footnotes thereto included in the annual report on Form 20-F for the year ended December 31, 2020 (the "2020 Annual Report").

The condensed consolidated financial statements include the accounts of CHNR and those subsidiaries in which CHNR has direct or indirect controlling interests. The Company's subsidiaries as of June 30, 2021 are as described in the 2020 Annual Report except for Yangpu Lianzhong Mining Co., Limited ("Yangpu Lianzhong") which was disposed by the Group on April 28, 2021. Refer to Note 16 for further details.

The Group has prepared the financial statements on the basis that it will continue to operate as a going concern. The Directors consider that there are no material uncertainties that may cast significant doubt over this assumption. They have formed a judgement that there is a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, and not less than 12 months from the end of the reporting period.

For the convenience of readers, amounts in Renminbi, the Chinese currency ("CNY"), have been translated into United States dollars ("US$") at the applicable rate of US$1.00 = CNY6.4572 as quoted by www.ofx.com as of June 30, 2021, except as disclosed otherwise. No representation is made that the CNY amounts could have been, or could be, converted into US$ at that rate, or at all.

Changes in accounting policies

Changes in accounting policies

The accounting policies adopted in the preparation of the interim condensed consolidated financial information are consistent with those applied in the preparation of the Group's annual consolidated financial statements for the year ended December 31, 2020, except for the adoption of the following amendments to standards effective as of January 1, 2021.

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 - Interest Rate Benchmark Reform

The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate ("IBOR") is replaced with an alternative nearly risk-free interest rate ("RFR").

The amendments include the following practical expedients:

-A practical expedient to require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest;

-Permit changes required by IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued; and

-Provide temporary relief to entities from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component.

These amendments had no impact on the interim condensed consolidated financial statements of the Group. The Group intends to use the practical expedients in future periods if they become applicable.

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.